Exhibit 99.6

Client Name:	Wells Fargo Home Mortgage, Inc.
Client Project Name:	WFMBS 2021-2
Start - End Dates:	1/2020 TO 6/2021
Deal Loan Count:	591

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	Finance Charge Tolerance	CMPFINT4372	TILA/TRID-Disclosed Amount Financed is higher than Clayton's calculated Amount Financed	1
Total				1

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